Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments and accrued income including contract assets [abstract]
Schedule of Prepaid Expenses

	December 31,
Description	2022	2021

Insurances	82,501	89,951
Maintenance	304,927	295,518
Commissions	69,856	112,599
Others	44,607	59,710
Total	501,891	557,778

Current	182,891	244,413
Non-current	319,000	313,365